SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 segment
Segment reporting
Number of operating segments | segment			2	1
Product sales	$ 227,539	$ 319,881	$ 292,487
Cost of revenues	166,343	214,261	188,937
Total	227,539	319,881	292,487
Cost of Product Sales	166,343	214,261	188,937
Gross profit	61,196	105,620	103,550
Unallocated operating expenses	98,677	115,787	112,634
Loss from operations	(37,481)	(10,167)	(9,084)
Foreign Currency Transaction Gain (Loss), Unrealized	(339)	(89)	(120)
Interest income	487	581	518
Interest expense	(5)
Change in fair value of convertible promissory notes	(22,791)
Loss before income taxes and gain from equity method investment	(59,790)	(9,675)	(8,686)
Product sales
Segment reporting
Product sales	216,407	293,951	262,083
Cost of revenues	156,326	189,816	160,566
Total	216,407	293,951	262,083
Cost of Product Sales	156,326	189,816	160,566
Gross profit	60,081	104,135	101,517
Services
Segment reporting
Product sales	11,132	25,930	30,404
Cost of revenues	10,017	24,445	28,371
Total	11,132	25,930	30,404
Cost of Product Sales	10,017	24,445	28,371
Gross profit	$ 1,115	$ 1,485	$ 2,033